Document and Entity Information	0 Months Ended
Jun. 30, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2013
Registrant Name	Brown Advisory Funds
Central Index Key	0001548609
Amendment Flag	false
Document Creation Date	Oct. 31, 2013
Document Effective Date	Oct. 31, 2013
Prospectus Date	Oct. 31, 2013
Brown Advisory Growth Equity Fund | Investor Shares
Risk/Return:
Trading Symbol	BIAGX
Brown Advisory Growth Equity Fund | Institutional Shares
Risk/Return:
Trading Symbol	BAFGX
Brown Advisory Growth Equity Fund | Advisor Shares
Risk/Return:
Trading Symbol	BAGAX
Brown Advisory Value Equity Fund | Investor Shares
Risk/Return:
Trading Symbol	BIAVX
Brown Advisory Value Equity Fund | Institutional Shares
Risk/Return:
Trading Symbol	BAFVX
Brown Advisory Value Equity Fund | Advisor Shares
Risk/Return:
Trading Symbol	BAVAX
Brown Advisory Flexible Equity Fund | Investor Shares
Risk/Return:
Trading Symbol	BIAFX
Brown Advisory Flexible Equity Fund | Institutional Shares
Risk/Return:
Trading Symbol	BAFFX
Brown Advisory Flexible Equity Fund | Advisor Shares
Risk/Return:
Trading Symbol	BAFAX
Brown Advisory Small-Cap Growth Fund | Investor Shares
Risk/Return:
Trading Symbol	BIASX
Brown Advisory Small-Cap Growth Fund | Institutional Shares
Risk/Return:
Trading Symbol	BAFSX
Brown Advisory Small-Cap Growth Fund | Advisor Shares
Risk/Return:
Trading Symbol	BASAX
Brown Advisory Small-Cap Fundamental Value Fund | Investor Shares
Risk/Return:
Trading Symbol	BIAUX
Brown Advisory Small-Cap Fundamental Value Fund | Institutional Shares
Risk/Return:
Trading Symbol	BAFUX
Brown Advisory Small-Cap Fundamental Value Fund | Advisor Shares
Risk/Return:
Trading Symbol	BAUAX
Brown Advisory Opportunity Fund | Investor Shares
Risk/Return:
Trading Symbol	BIAOX
Brown Advisory Maryland Bond Fund | Investor Shares
Risk/Return:
Trading Symbol	BIAMX
Brown Advisory Intermediate Income Fund | Investor Shares
Risk/Return:
Trading Symbol	BIAIX
Brown Advisory Intermediate Income Fund | Advisor Shares
Risk/Return:
Trading Symbol	BAIAX
Brown Advisory Tactical Bond Fund | Advisor Shares
Risk/Return:
Trading Symbol	BATBX
Brown Advisory Equity Income Fund | Investor Shares
Risk/Return:
Trading Symbol	BIADX
Brown Advisory Equity Income Fund | Institutional Shares
Risk/Return:
Trading Symbol	BAFDX
Brown Advisory Equity Income Fund | Advisor Shares
Risk/Return:
Trading Symbol	BADAX
Brown Advisory Sustainable Growth Fund | Institutional Shares
Risk/Return:
Trading Symbol	BAFWX
Brown Advisory Sustainable Growth Fund | Investor Shares
Risk/Return:
Trading Symbol	BIAWX
Brown Advisory Sustainable Growth Fund | Advisor Shares
Risk/Return:
Trading Symbol	BAWAX
Brown Advisory Tax Exempt Bond Fund | Investor Shares
Risk/Return:
Trading Symbol	BIAEX
Brown Advisory Emerging Markets Fund | Institutional Shares
Risk/Return:
Trading Symbol	BAFQX
Brown Advisory Emerging Markets Fund | Investor Shares
Risk/Return:
Trading Symbol	BIAQX
Brown Advisory Emerging Markets Fund | Advisor Shares
Risk/Return:
Trading Symbol	BAQAX
Brown Advisory Strategic European Equity Fund | Institutional Shares
Risk/Return:
Trading Symbol	BAFHX
Brown Advisory Strategic European Equity Fund | Investor Shares
Risk/Return:
Trading Symbol	BIAHX
Brown Advisory Strategic European Equity Fund | Advisor Shares
Risk/Return:
Trading Symbol	BAHAX